Related Parties (Detail Textual) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	5 Months Ended
	Aug. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 10, 2013	Nov. 30, 2013	Dec. 31, 2012	Sep. 30, 2014	Jun. 04, 2012	Jul. 23, 2012
Related Party Transaction [Line Items]
Interest expense to related parties		$ 0	$ 114,000
Due from related party		188,000	202,000			202,000
Rent expense		130,000	84,000
Common shares issued in exchange for services (in shares)	166,667
Private placement
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)				33,333
Apex [Member] | Note Purchase Agreement (the "Purchase Agreement")
Related Party Transaction [Line Items]
Due from related party		188,000
Series D Preferred Stock
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		17,200	21,200
Series E Preferred Stock [Member]
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		4,500			4,500
Chief Financial Officer
Related Party Transaction [Line Items]
Percentage of interest accrued on outstanding accounts payable balance		25.00%						12.00%
Chief Financial Officer | Series D Preferred Stock
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		2,000
Separation Agreement | Chief Financial Officer
Related Party Transaction [Line Items]
Amount paid per month						205,000
Amount payable									891,000
Interest rate			25.00%
Payment due from first day of each month beginning may 1 2013		$ 36,000